Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Inventories [Abstract]
Medicines, consumables and reagents for clinical and laboratory analyses	$ 93,302	$ 77,296
Supplements	258,064	258,064
Total inventories	$ 351,366	$ 335,360